PIMCO Funds

Supplement Dated March 6, 2012 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D

Prospectus and Bond Funds Class A, Class B, Class C and Class R Prospectus (each dated

July 31, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated March 6, 2012 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D

Prospectus and Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus

(each dated July 31, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the sixth paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

Each Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated March 6, 2012 to the

PIMCO Credit Absolute Return Fund – Institutional Class, Class P, Administrative Class

and Class D Prospectus (dated August 17, 2011); the PIMCO Credit Absolute Return Fund – Class A,

Class C and Class R Prospectus (dated August 17, 2011); the PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund – Institutional Class, Class P, Administrative Class and Class D Prospectus (dated August 19, 2011); the PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus (dated August 19, 2011); the PIMCO International Fundamental IndexPLUS® TR Strategy Fund – Institutional Class, Class P, Administrative Class and Class D Prospectus (dated August 19, 2011); and the PIMCO International Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus (dated August 19, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated March 6, 2012 to the

PIMCO Inflation Response Multi-Asset Fund – Institutional Class, Class P, Administrative

Class and Class D Prospectus and the PIMCO Inflation Response Multi-Asset Fund – Class A,

Class C and Class R Prospectus (each dated August 17, 2011) (each a “Prospectus”),

each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the third paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated March 6, 2012 to the

PIMCO RealRetirement® 2045 Fund – Institutional Class, Class P, Administrative Class

and Class D Prospectus and the PIMCO RealRetirement® 2045 Fund – Class A, Class C

and Class R Prospectus (each dated January 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the fourth paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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